SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 92,602	$ 64,292	$ 67,825
Depreciation, amortization and impairment of goodwill	3,224	1,876	1,740
Operating income (loss), before financial expenses and taxes on income	3,755	(1,244)	1,495
Financial income, net	1,361	(3,961)	(591)
Tax benefits, net	(2,072)	(1,695)	122
Net income (loss)	3,044	(6,900)	1,026
Total long-lived assets	21,112	22,713
Products [Member]
Revenues	27,626	22,301	32,372
Depreciation, amortization and impairment of goodwill	586	614	632
Operating income (loss), before financial expenses and taxes on income	2,863	242	5,799
Total long-lived assets	5,847	6,374
Projects [Member]
Revenues	57,072	34,742	31,823
Depreciation, amortization and impairment of goodwill	879	498	512
Operating income (loss), before financial expenses and taxes on income	2,782	1,762	(163)
Total long-lived assets	4,267	3,460
Video and Cyber security [Member]
Revenues	9,461	8,350	5,626
Depreciation, amortization and impairment of goodwill	1,759	764	596
Operating income (loss), before financial expenses and taxes on income	(1,298)	(2,830)	(3,383)
Total long-lived assets	10,998	12,879
Eliminations [Member]
Revenues	(1,557)	(1,101)	(1,996)
Depreciation, amortization and impairment of goodwill
Operating income (loss), before financial expenses and taxes on income	$ (592)	$ (418)	$ (758)